UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Signature Financial Management, Inc.
Address: 101 West Main Street
         Suite 700
         Norfolk, VA  23510

13F File Number:  028-14797

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donna Rucker
Title:     Chief Compliance Officer
Phone:     757-625-7670

Signature, Place, and Date of Signing:

 /s/  Donna Rucker     Norfolk, VA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    68

Form 13F Information Table Value Total:    $131,234 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      410     4465 SH       SOLE                     4465        0        0
ACTIVISION BLIZZARD INC        COM              00507V109      126    11160 SH       SOLE                    11160        0        0
AMGEN INC                      COM              031162100      219     2600 SH       SOLE                     2600        0        0
ANHEUSER BUSCH INBEV SA/NV     SPONSORED ADR    03524A108      250     2900 SH       SOLE                     2900        0        0
APPLE INC                      COM              037833100      966     1448 SH       SOLE                     1448        0        0
AT&T INC                       COM              00206R102      357     9483 SH       SOLE                     9483        0        0
BB&T CORP                      COM              054937107      250     7524 SH       SOLE                     7524        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      398        3 SH       SOLE                        3        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702      750     8500 SH       SOLE                     8500        0        0
BOB EVANS FARMS INC            COM              096761101      254     6500 SH       SOLE                     6500        0        0
CATERPILLAR INC DEL            COM              149123101      202     2356 SH       SOLE                     2356        0        0
CHEVRON CORP NEW               COM              166764100      520     4459 SH       SOLE                     4459        0        0
CHUBB CORP                     COM              171232101     8370   109718 SH       SOLE                   109718        0        0
COCA COLA CO                   COM              191216100      379    10004 SH       SOLE                    10004        0        0
COMCAST CORP NEW               CL A             20030N101     1791    50103 SH       SOLE                    50103        0        0
CONOCOPHILLIPS                 COM              20825C104      240     4180 SH       SOLE                     4180        0        0
CRESUD SA COMERCIAL            *W EXP 05/22/201 P3311R192        1    11220 SH       SOLE                    11220        0        0
DELTIC TIMBER CORP             COM              247850100     1423    21803 SH       SOLE                    21803        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      257     5125 SH       SOLE                     5125        0        0
E M C CORP MASS                COM              268648102      240     8800 SH       SOLE                     8800        0        0
EMERSON ELEC CO                COM              291011104      515    10679 SH       SOLE                    10679        0        0
EXXON MOBIL CORP               COM              30231G102     2328    25446 SH       SOLE                    25446        0        0
FEDEX CORP                     COM              31428X106      301     3550 SH       SOLE                     3550        0        0
FORD MTR CO DEL                COM PAR $0.01    345370860      142    14373 SH       SOLE                    14373        0        0
FRANKLIN ELEC INC              COM              353514102      484     8000 SH       SOLE                     8000        0        0
GENERAL ELECTRIC CO            COM              369604103      777    34299 SH       SOLE                    34299        0        0
GENERAL MLS INC                COM              370334104      200     5000 SH       SOLE                     5000        0        0
GILDAN ACTIVEWEAR INC          COM              375916103      804    25397 SH       SOLE                    25397        0        0
GOOGLE INC                     CL A             38259P508      407      539 SH       SOLE                      539        0        0
HALCON RES CORP                COM NEW          40537Q209      293    39999 SH       SOLE                    39999        0        0
HORMEL FOODS CORP              COM              440452100     1533    52400 SH       SOLE                    52400        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      572     2761 SH       SOLE                     2761        0        0
INTERNATIONAL FLAVORS&FRAGRA   COM              459506101      238     4000 SH       SOLE                     4000        0        0
ISHARES INC                    MSCI JAPAN       464286848     2045   222950 SH       SOLE                   222950        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      952    23025 SH       SOLE                    23025        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465     1933    36486 SH       SOLE                    36486        0        0
ISHARES TR                     MSCI ACJPN IDX   464288182     3990    70922 SH       SOLE                    70922        0        0
ISHARES TR                     MSCI ACWI INDX   464288257     1163    24930 SH       SOLE                    24930        0        0
JOHNSON & JOHNSON              COM              478160104      546     7945 SH       SOLE                     7945        0        0
JPMORGAN CHASE & CO            COM              46625H100      333     8210 SH       SOLE                     8210        0        0
KAYNE ANDERSON MLP INVSMNT C   COM              486606106    23382   748227 SH       SOLE                   748227        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106     3926    47584 SH       SOLE                    47584        0        0
KOHLS CORP                     COM              500255104      220     4300 SH       SOLE                     4300        0        0
KRISPY KREME DOUGHNUTS INC     COM              501014104      238    30060 SH       SOLE                    30060        0        0
LUMOS NETWORKS CORP            COM              550283105      728    92537 SH       SOLE                    92537        0        0
MARKEL CORP                    COM              570535104      727     1586 SH       SOLE                     1586        0        0
MARSH & MCLENNAN COS INC       COM              571748102      878    25869 SH       SOLE                    25869        0        0
MCDONALDS CORP                 COM              580135101      400     4363 SH       SOLE                     4363        0        0
MERCK & CO INC NEW             COM              58933Y105      420     9287 SH       SOLE                     9287        0        0
MICROSOFT CORP                 COM              594918104      257     8665 SH       SOLE                     8665        0        0
MURPHY OIL CORP                COM              626717102    12106   225477 SH       SOLE                   225477        0        0
NORFOLK SOUTHERN CORP          COM              655844108     3710    58308 SH       SOLE                    58308        0        0
NTELOS HLDGS CORP              COM NEW          67020Q305     1606    92527 SH       SOLE                    92527        0        0
PHILIP MORRIS INTL INC         COM              718172109      357     3981 SH       SOLE                     3981        0        0
PNM RES INC                    COM              69349H107      329    15657 SH       SOLE                    15657        0        0
PROCTER & GAMBLE CO            COM              742718109      459     6628 SH       SOLE                     6628        0        0
ROYAL BK CDA MONTREAL QUE      COM              780087102      260     4522 SH       SOLE                     4522        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     1498     8719 SH       SOLE                     8719        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    10775    74845 SH       SOLE                    74845        0        0
UDR INC                        COM              902653104      469    18922 SH       SOLE                    18922        0        0
VANGUARD INDEX FDS             TOTAL STK MKT    922908769      512     6952 SH       SOLE                     6952        0        0
VANGUARD INTL EQUITY INDEX F   MSCI PAC ETF     922042866    12169   241630 SH       SOLE                   241630        0        0
VANGUARD SPECIALIZED PORTFOL   DIV APP ETF      921908844    17015   285113 SH       SOLE                   285113        0        0
VERIZON COMMUNICATIONS INC     COM              92343V104      298     6509 SH       SOLE                     6509        0        0
WELLS FARGO & CO NEW           COM              949746101      940    27226 SH       SOLE                    27226        0        0
XEROX CORP                     COM              984121103      178    24200 SH       SOLE                    24200        0        0
YAMANA GOLD INC                COM              98462Y100      199    10420 SH       SOLE                    10420        0        0
YUM BRANDS INC                 COM              988498101      219     3286 SH       SOLE                     3286        0        0